Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net income	$ 11,943	$ 12,312
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	251	348
Provision for loan losses	3,040	3,250
Bank owned life insurance income	(357)	(359)
Bank owned life insurance additional purchase	(12,000)	0
Gain on sale of SBA loans	(4,147)	(5,040)
SBA loans originated for sale	(38,244)	(34,538)
Proceeds from sale of SBA loans originated for sale	42,684	48,714
Loss/Gain on sale & write down of other real estate owned, net	2,019	596
Contribution of OREO property	0	22
Provision for OREO	0	1,493
Net accretion of purchase premiums and discounts on securities	(623)	9
Net gain from sales and write-downs of investment securities	0	(178)
Deferred income tax benefit	(190)	1,789
Changes in operating assets and liabilities:
Increase in accrued interest receivable and other assets	(1,008)	(2,930)
Increase in accrued interest payable and other accrued liabilities	1,686	1,042
Net cash provided by operating activities	5,054	26,530
Cash Flows from Investing Activities
Purchases of investment securities available for sale	(20,476)	0
Purchases/redemptions of restricted stock	(1,637)	466
Proceeds from sale and call of securities available for sale	0	3,974
Proceeds from maturities and principal payments on mortgage backed securities	6,150	4,311
Proceeds from sale of other real estate owned	7,576	11,851
Advances on other real estate owned	(139)	(186)
Net increase in loans	(55,541)	(68,084)
Purchases of bank premises and equipment	(352)	(118)
Net cash used in investing activities	(64,419)	(47,786)
Cash Flows from Financing Activities
Cash payment of dividends	(2,661)	(1,575)
Minority interest capital withdrawal, net	(1,224)	(1,942)
Proceeds from exercise of stock options and warrants	2,697	114
Purchase of treasury stock	(831)	0
Net increase (decrease) in FHLBNY	35,298	(5,928)
Net increase in noninterest-bearing deposits	10,219	6,567
Net increase in interest-bearing deposits	7,058	14,597
Net cash provided by financing activities	50,556	11,833
Decrease in cash and cash equivalents	(8,809)	(9,423)
Cash and Cash Equivalents, January 1,	36,238	45,661
Cash and Cash Equivalents, December 31,	27,429	36,238
Cash paid during the year for:
Interest on deposits and borrowed funds	5,763	5,557
Income taxes	6,494	5,300
Supplemental Schedule of Noncash Activities:
Real estate acquired in settlement of loans	$ 5,154	$ 5,797